Borrowings	12 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Borrowings
NOTE 10. BORROWINGS
The Company’s total borrowings consist of the following:

	Interest rate at June 30, 2024	Maturity at June 30, 2024	As of June 30, 2024	As of June 30, 2023
			(in millions)
News Corporation
2022 Term loan A(a)	6.935%	Mar 31, 2027	$484	$497
2022 Senior notes	5.125%	Feb 15, 2032	493	492
2021 Senior notes	3.875%	May 15, 2029	991	989
REA Group(b)
2024 REA credit facility — tranche 1(d)	5.95%	Sep 15, 2028	—	—
2024 REA credit facility — tranche 2(d)	5.65%	Sep 16, 2025	79	—
2024 Subsidiary facility(d)	5.82%	Sep 28, 2025	55	—
2022 Credit facility - tranche 1(c)	—%	Sep 16, 2024	—	211
2022 Credit facility - tranche 2(c)	—%	Sep 16, 2025	—	—
Total borrowings			2,102	2,189
Less: current portion(e)			(9)	—
Long-term borrowings			$2,093	$2,189
(a)The Company entered into an interest rate swap derivative to fix the floating rate interest component of its Term A Loans at 2.083%. For the three months ended June 30, 2024 the Company was paying interest at an effective interest rate of 3.583%. See Note 12—Financial Instruments and Fair Value Measurements.
(b)These borrowings were incurred by REA Group and certain of its subsidiaries (REA Group and certain of its subsidiaries, the “REA Debt Group”), consolidated but non wholly-owned subsidiaries of News Corp, and are only guaranteed by the REA Debt Group and are non-recourse to News Corp.
(c)These borrowings were repaid during the fiscal year ended June 30, 2024 using proceeds from the 2024 REA Credit Facility (described below), as applicable.
(d)As of June 30, 2024, REA Group had total undrawn commitments of A$481 million available under these facilities.
(e)The current portion of long term debt relates to required principal repayments on the 2022 Term Loan A.
News Corporation Borrowings
As of June 30, 2024, the Company had (i) borrowings of $1,968 million, consisting of its outstanding 2021 Senior Notes, 2022 Senior Notes (collectively, the “Senior Notes”) and Term A Loans and (ii) $750 million of undrawn commitments available under the Revolving Facility.
Senior Notes
The Senior Notes are the senior unsecured obligations of the Company and rank equally in right of payment with the Company’s other senior debt, including borrowings under its Term A and Revolving Facilities (as defined below). In the event of specified change in control events, the Company must offer to purchase the outstanding Senior Notes from the holders at a purchase price equal to 101% of the principal amount, plus any accrued and unpaid interest. There are no financial maintenance covenants with respect to the Senior Notes. The indentures governing the applicable Senior Notes contain other covenants that, among other things and subject to certain exceptions, (i) limit the Company’s ability and the ability of its subsidiaries to incur any liens securing indebtedness for borrowed money and (ii) limit the Company’s ability to consolidate or merge with or into another person or sell or otherwise dispose of all or substantially all of the assets of the Company and its subsidiaries (taken as a whole).
Term Loan A and Revolving Credit Facilities
The Company is party to a credit agreement (the “2022 Credit Agreement”) that provides for a $500 million unsecured term loan A credit facility (the “Term A Facility” and the loans under the Term A Facility, the “Term A Loans”) and a $750 million unsecured revolving credit facility with a sublimit of $100 million available for issuances of letters of credit (the “Revolving Facility” and, together with the Term A Facility, the “Facilities”). Under the 2022 Credit Agreement, the Company may request increases with respect to either Facility in an aggregate principal amount not to exceed $250 million.
The Term A Loans amortize in equal quarterly installments in an aggregate annual amount equal to 0.0%, 2.5%, 2.5%, 5.0% and 5.0%, respectively, of the original principal amount of the Term A Facility for each 12-month period commencing on June 30, 2022. Loans under the Revolving Facility do not amortize. The Facilities have a maturity date of March 31, 2027, and under certain circumstances as set forth in the 2022 Credit Agreement, the Company may request that the maturity date of the Term A Facility be extended by at least one year and/or that the maturity date of the revolving credit commitments under the Revolving Facility be extended for up to two additional one-year periods.
Interest on borrowings is based on either (a) an Alternative Currency Term Rate formula, (b) a Term SOFR formula, (c) an Alternative Currency Daily Rate formula ((a) through (c) each, a “Relevant Rate”) or (d) the Base Rate formula, each as set forth in the 2022 Credit Agreement. The applicable margin for borrowings under the Facilities and the commitment fee for undrawn balances under the Revolving Facility vary based on the Company’s adjusted operating income net leverage ratio. At June 30, 2024, the Company was paying commitment fees of 0.225% and an applicable margin of 0.5% for a Base Rate borrowing and 1.5% for a Relevant Rate borrowing.
The 2022 Credit Agreement contains certain customary affirmative and negative covenants and events of default with customary exceptions, including limitations on the ability of the Company and the Company’s subsidiaries to engage in transactions with affiliates, incur liens, merge into or consolidate with any other entity, incur subsidiary debt or dispose of all or substantially all of its assets or all or substantially all of the stock of all subsidiaries taken as a whole. In addition, the 2022 Credit Agreement requires the Company to maintain an adjusted operating income net leverage ratio of not more than 3.0 to 1.0, subject to certain adjustments following a material acquisition, and a net interest coverage ratio of not less than 3.0 to 1.0.
REA Group Debt
As of June 30, 2024, REA Group had (i) borrowings of approximately $134 million, consisting of amounts outstanding under the 2024 REA Credit Facility and 2024 Subsidiary Facility (each as defined below) and (ii) A$481 million of undrawn commitments available under the 2024 REA Credit Facility and the 2024 Subsidiary Facility.
During the fiscal year ended June 30, 2024, REA Group entered into a new unsecured syndicated credit facility (the “2024 REA Credit Facility”) which replaced the 2022 Credit Facility and consists of two sub-facilities: (i) a five-year A$400 million revolving loan facility (the “2024 REA Credit Facility—tranche 1”) which was used to refinance tranche 1 of the 2022 Credit Facility and (ii) an A$200 million revolving loan facility representing the continuation of tranche 2 of the 2022 Credit Facility (the “2024 REA Credit Facility—tranche 2”). REA Group may request increases in the amount of the 2024 REA Credit Facility up to a maximum amount of A$500 million, subject to the terms and limitations set forth in the syndicated facility agreement.
Borrowings under the 2024 REA Credit Facility — tranche 1 accrue interest at a rate of the Australian BBSY plus a margin of between 1.45% and 2.35%, depending on REA Group’s net leverage ratio. Borrowings under the 2024 REA Credit Facility — tranche 2 continue to accrue interest at a rate of the Australian BBSY plus a margin of between 1.15% and 2.25%, depending on REA Group’s net leverage ratio. Both tranches carry a commitment fee of 40% of the applicable margin on any undrawn balance.
The syndicated facility agreement governing the 2024 REA Credit Facility requires REA Group to maintain (i) a net leverage ratio of not more than 3.5 to 1.0 and (ii) an interest coverage ratio of not less than 3.0 to 1.0. The agreement also contains certain other customary affirmative and negative covenants and events of default. Subject to certain exceptions, these covenants restrict or prohibit REA Group and its subsidiaries from, among other things, incurring or guaranteeing debt, disposing of certain properties or assets, merging or consolidating with any other person, making financial accommodation available, entering into certain other financing arrangements, creating or permitting certain liens, engaging in non-arms’ length transactions with affiliates, undergoing fundamental business changes and making restricted payments.
During the fiscal year ended June 30, 2024, REA Group also entered into an A$83 million unsecured bilateral revolving credit facility (the “2024 Subsidiary Facility”). Proceeds of the 2024 Subsidiary Facility were used to refinance an existing facility at one of its subsidiaries and to fund its business of providing short-term financing to real estate agents and vendors. Borrowings under the 2024 Subsidiary Facility accrue interest at a rate of the Australian BBSY plus a margin of 1.40% and undrawn balances carry a commitment fee of 40% of the applicable margin. The facility agreement governing the 2024 Subsidiary Facility permits the lender to cancel its commitment and declare all outstanding amounts immediately due and payable after a consultation period in specified circumstances, including if certain key operating measures of its subsidiary fall below the budgeted amount for two consecutive quarters. The agreement also contains certain other customary affirmative and negative covenants and events of default that are similar to those governing the 2024 REA Credit Facility.
Covenants
The Company’s borrowings and those of its consolidated subsidiaries contain customary representations, covenants and events of default, including those discussed above. If any of the events of default occur and are not cured within applicable grace periods or waived, any unpaid amounts under the applicable debt agreements may be declared immediately due and payable. The Company was in compliance with all such covenants at June 30, 2024.
Future Maturities
The following table summarizes the Company’s debt maturities, excluding debt issuance costs, as of June 30, 2024:

As of June 30, 2024
(in millions)
Fiscal 2025	$9
Fiscal 2026	160
Fiscal 2027	450
Fiscal 2028	—
Fiscal 2029	1,000
Thereafter	500